Intangible Assets, Net (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible Assets (Textual)
Amortization expense of intangible assets	$ 12,764	$ 11,389	$ 12,565